UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-08572

Bishop Street Funds

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip Code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-262-9565

Date of fiscal year end: December 31, 2024

Date of reporting period: December 31, 2024

Item 1.	Reports to Stockholders.

(a)          A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Bishop Street Funds

Hawaii Municipal Bond Fund

Class I Shares - BSHIX

Annual Shareholder Report: December 31, 2024

This annual shareholder report contains important information about Class I Shares of the Hawaii Municipal Bond Fund (the "Fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.bishopstreetfunds.com/literature-resources.html. You can also request this information by contacting us at 1-800-262-9565.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hawaii Municipal Bond Fund, Class I Shares	$55	0.55%

How did the Fund perform in the last year?

In 2024, despite municipal interest rates ending the year higher, the municipal market closed with a positive return. Similar to the market, the Fund demonstrated strong performance in 2024.

The Class I Shares of the Fund returned 1.53% for the year, outperforming its benchmarks.

  Outperformed the ICE BofA 1-22 Year US Municipal Securities Index by 0.09%

  Outperformed the Bloomberg US Municipal Bond Index by 0.48%

  Outperformed the Bloomberg Hawaii Municipal Index by 0.51%

The Class I Share's out performance can be attributed to an overweight allocation in short maturities and a strategic extension into longer-term securities during the last quarter of 2024. While its focus on high-quality Hawaii municipal bonds presented challenges that restricted returns compared to the ICE BofA 1-22 Year Municipal Securities Index, the Class I Shares successfully outperformed its indices while generating tax-free income for its shareholders.

Looking forward, rising yields at all maturities have provided investors an opportunity to lock in near-decade high yields. We anticipate Hawaii municipal bonds to continue to generate good income for shareholders and potential for price appreciation if interest rates decline.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

	Hawaii Municipal Bond Fund, Class I Shares - $114514	Bloomberg US Municipal Bond Index (USD)* - $124942	ICE BofA 1-22 Year US Municipal Securities Index (USD) - $124040	Bloomberg Hawaii Municipal Index (TR) (USD) - $121684
Dec/14	$100000	$100000	$100000	$100000
Dec/15	$102611	$103301	$103073	$103349
Dec/16	$102287	$103557	$103317	$103357
Dec/17	$106116	$109200	$107997	$108326
Dec/18	$106815	$110600	$109465	$109602
Dec/19	$112893	$118934	$117009	$117192
Dec/20	$117243	$125133	$122593	$123394
Dec/21	$117968	$127032	$124096	$124428
Dec/22	$110084	$116201	$115734	$115837
Dec/23	$112790	$123640	$122274	$120451
Dec/24	$114514	$124942	$124040	$121684

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-800-262-9565 or visit https://www.bishopstreetfunds.com/literature-resources.html for current month-end performance.

*As of December 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Average Annual Total Returns as of December 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Hawaii Municipal Bond Fund, Class I Shares	1.53%	0.29%	1.36%
Bloomberg US Municipal Bond Index (USD)*	1.05%	0.99%	2.25%
ICE BofA 1-22 Year US Municipal Securities Index (USD)	1.44%	1.17%	2.18%
Bloomberg Hawaii Municipal Index (TR) (USD)	1.02%	0.76%	1.98%

Key Fund Statistics as of December 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$187,839	205	$468	15%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Cash Equivalent	2.8%
Education	6.9%
General Revenue	6.8%
Healthcare	8.7%
Transportation	9.7%
Airports	10.6%
Housing	10.6%
Water	14.5%
General Obligations	30.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of TotalNet AssetsFootnote Reference(A)
Hawaii State, Department of Budget & Finance, Ser A	5.000%	07/01/35	2.7%
Hawaii State, Airports System Authority, Ser A, AMT	5.000%	07/01/45	2.6%
Hawaii State, Housing Finance & Development, Ser A	4.000%	09/01/33	2.4%
Honolulu Hawaii City & County, HUD SECT 8	5.000%	06/01/27	2.2%
Hawaii State, Housing Finance & Development, Ser A	3.750%	01/01/31	2.1%
Hawaii State, Harbor System Revenue, Ser C	4.000%	07/01/40	1.8%
Hawaii State, Housing Finance & Development, Ser A	4.950%	04/01/29	1.6%
Honolulu Hawaii City & County, Wastewater System Revenue, Ser A	4.000%	07/01/49	1.5%
Honolulu Hawaii City & County, Wastewater System Revenue, Ser A	5.000%	07/01/49	1.5%
Hawaii State, Airports System Authority, Ser A, AMT	4.000%	07/01/39	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-262-9565

  https://www.bishopstreetfunds.com/literature-resources.html

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-262-9565 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Bishop Street Funds

Hawaii Municipal Bond Fund / Class I Shares - BSHIX

Annual Shareholder Report: December 31, 2024

BSF-AR-TSR-2024-1

Bishop Street Funds

Hawaii Municipal Bond Fund

Class A Shares - BHIAX

Annual Shareholder Report: December 31, 2024

This annual shareholder report contains important information about Class A Shares of the Hawaii Municipal Bond Fund (the "Fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.bishopstreetfunds.com/literature-resources.html. You can also request this information by contacting us at 1-800-262-9565.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hawaii Municipal Bond Fund, Class A Shares	$80	0.80%

How did the Fund perform in the last year?

In 2024, despite municipal interest rates ending the year higher, the municipal market closed with a positive return. Similar to the market, the Fund demonstrated strong performance in 2024.

The Class A Shares of the Fund returned 1.18% for the year:

  Underperformed the ICE BofA 1-22 Year US Municipal Securities Index by 0.26%

  Outperformed the Bloomberg US Municipal Bond Index by 0.13%

  Outperformed the Bloomberg Hawaii Municipal Index by 0.16%

The Class A Share’s underperformance relative to its index can be attributed to the high-quality Hawaii municipal bonds underperforming lower credit quality securities. The The Class A Share’s outperformance to the Bloomberg US Municipal Bond Index and the Bloomberg Hawaii Municipal Index can be attributed to an overweight allocation in short maturities and a strategic extension into longer-term securities during the last quarter of 2024.

Looking forward, rising yields at all maturities have provided investors an opportunity to lock in near-decade high yields. We anticipate Hawaii municipal bonds to continue to generate good income for shareholders and potential for price appreciation if interest rates decline.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	Class A Shares, With Load - $10820	Class A Shares, Without Load - $11155	Bloomberg US Municipal Bond Index (USD)* - $12494	ICE BofA 1-22 Year US Municipal Securities Index (USD) - $12404	Bloomberg Hawaii Municipal Index (TR) (USD) - $12168
Dec/14	$9700	$10000	$10000	$10000	$10000
Dec/15	$9929	$10236	$10330	$10307	$10335
Dec/16	$9872	$10178	$10356	$10332	$10336
Dec/17	$10214	$10530	$10920	$10800	$10833
Dec/18	$10249	$10566	$11060	$10946	$10960
Dec/19	$10811	$11145	$11893	$11701	$11719
Dec/20	$11189	$11535	$12513	$12259	$12339
Dec/21	$11220	$11567	$12703	$12410	$12443
Dec/22	$10454	$10777	$11620	$11573	$11584
Dec/23	$10694	$11025	$12364	$12227	$12045
Dec/24	$10820	$11155	$12494	$12404	$12168

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-800-262-9565 or visit https://www.bishopstreetfunds.com/literature-resources.html for current month-end performance.

*As of December 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Average Annual Total Returns as of December 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Hawaii Municipal Bond Fund
Class A Shares, With Load	-1.88%	-0.59%	0.79%
Class A Shares, Without Load	1.18%	0.02%	1.10%
Bloomberg US Municipal Bond Index (USD)*	1.05%	0.99%	2.25%
ICE BofA 1-22 Year US Municipal Securities Index (USD)	1.44%	1.17%	2.18%
Bloomberg Hawaii Municipal Index (TR) (USD)	1.02%	0.76%	1.98%

Key Fund Statistics as of December 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$187,839	205	$468	15%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Cash Equivalent	2.8%
Education	6.9%
General Revenue	6.8%
Healthcare	8.7%
Transportation	9.7%
Airports	10.6%
Housing	10.6%
Water	14.5%
General Obligations	30.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Hawaii State, Department of Budget & Finance, Ser A	5.000%	07/01/35	2.7%
Hawaii State, Airports System Authority, Ser A, AMT	5.000%	07/01/45	2.6%
Hawaii State, Housing Finance & Development, Ser A	4.000%	09/01/33	2.4%
Honolulu Hawaii City & County, HUD SECT 8	5.000%	06/01/27	2.2%
Hawaii State, Housing Finance & Development, Ser A	3.750%	01/01/31	2.1%
Hawaii State, Harbor System Revenue, Ser C	4.000%	07/01/40	1.8%
Hawaii State, Housing Finance & Development, Ser A	4.950%	04/01/29	1.6%
Honolulu Hawaii City & County, Wastewater System Revenue, Ser A	4.000%	07/01/49	1.5%
Honolulu Hawaii City & County, Wastewater System Revenue, Ser A	5.000%	07/01/49	1.5%
Hawaii State, Airports System Authority, Ser A, AMT	4.000%	07/01/39	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-262-9565

  https://www.bishopstreetfunds.com/literature-resources.html

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-262-9565 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Bishop Street Funds

Hawaii Municipal Bond Fund / Class A Shares - BHIAX

Annual Shareholder Report: December 31, 2024

BSF-AR-TSR-2024-2

(b)          Not applicable.

Item 2.	Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial expert is Robert Mulhall. Mr. Mulhall is considered to be “independent”, as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust.

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2024			2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$29,849	N/A	N/A	$28,980	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	N/A	N/A	N/A	N/A	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Notes:

(1)         Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1)     The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(2)	(e)(2) Percentage of fees billed applicable to non-audit services pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows:

	2024	2023
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A

(f)          Not applicable.

(g)         The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years ended December 31st were $0 and $0 for 2024 and 2023, respectively.

(h)         During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees.  Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)          Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)          Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4e.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

(a)	The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Bishop Street Funds®

Annual Financials and Other Information

December 31, 2024

HAWAII MUNICIPAL BOND FUND

INVESTMENT ADVISER

BISHOP STREET CAPITAL MANAGEMENT

BISHOP STREET FUNDS

BISHOP STREET

TABLE OF CONTENTS

FUNDS

Financial Statements (Form N-CSR Item 7)
Schedule of Investments	2
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	16
Report of Independent Registered Public Accounting Firm	28
Notice to Shareholders (Unaudited)	30
Other Information - (Form N-CSR Items 8-11) (Unaudited)	32

1

Hawaii Municipal Bond Fund

Schedule of Investments

Face Amount (000)		Value (000)
	MUNICIPAL BONDS — 98.3%

Hawaii — 98.2%
	Hawaii County, GO
$525	5.000%, 09/01/40	$578
1,060	4.000%, 09/01/42	1,049
	Hawaii County, Ser A, GO
825	5.000%, 09/01/30	843
100	5.000%, 09/01/35	107
345	5.000%, 09/01/36	356
1,500	4.000%, 09/01/35	1,507
165	4.000%, 09/01/36	169
1,500	4.000%, 09/01/40	1,512
	Hawaii County, Ser C, GO
125	5.000%, 09/01/27	128
	Hawaii County, Ser D, GO
800	4.000%, 09/01/31	814
	Hawaii State, Airports System Authority, Ser A, RB, AMT
390	5.000%, 07/01/31	406
1,000	5.000%, 07/01/36	1,066
2,040	5.000%, 07/01/41	2,044
1,735	5.000%, 07/01/43	1,767
4,835	5.000%, 07/01/45	4,845
525	5.000%, 07/01/47	543
2,000	5.000%, 07/01/48	2,028
2,000	5.000%, 07/01/51	2,065
2,800	4.000%, 07/01/39	2,734
	Hawaii State, Airports System Authority, Ser D, RB
100	5.000%, 07/01/28	106
475	5.000%, 07/01/33	517
325	5.000%, 07/01/34	353
1,000	4.000%, 07/01/37	1,008
260	4.000%, 07/01/39	259
	Hawaii State, Department of Budget & Finance, RB
2,700	5.000%, 07/01/28	2,855
1,960	5.000%, 07/01/29	2,101
500	5.000%, 07/01/31	549
1,920	5.000%, 07/01/34	2,140
275	4.000%, 01/01/25	275
140	4.000%, 01/01/26	140

Bishop Street Funds	2

 Schedule of Investments

Face Amount (000)		Value (000)
Hawaii — (continued)
$665	4.000%, 01/01/27	$666
350	4.000%, 01/01/28	351
250	4.000%, 01/01/31	249
270	4.000%, 01/01/32	268
1,200	4.000%, 07/01/43	1,188
435	3.000%, 01/01/34	390
600	3.000%, 01/01/35	529
585	3.000%, 01/01/36	506
	Hawaii State, Department of Budget & Finance, Ser A, RB
75	5.000%, 07/01/29	76
515	5.000%, 07/01/30	519
5,185	5.000%, 07/01/35	5,215
1,855	4.000%, 07/01/40	1,814
	Hawaii State, Department of Hawaiian Home Lands, Kapolie Office Facilities, Ser A, COP
530	5.000%, 11/01/26	548
	Hawaii State, Department of Hawaiian Home Lands, Kapolie Office Facilities, Ser A, RB
50	5.000%, 11/01/25	51
680	5.000%, 11/01/29	716
500	5.000%, 11/01/30	526
350	5.000%, 11/01/31	368
	Hawaii State, Department of Hawaiian Home Lands, RB
975	5.000%, 04/01/25	979
75	5.000%, 04/01/26	77
325	5.000%, 04/01/29	337
910	5.000%, 04/01/30	943
960	5.000%, 04/01/31	993
800	5.000%, 04/01/32	827
30	3.000%, 04/01/32	29
	Hawaii State, Department of Transportation, Airports System, COP, AMT
510	5.250%, 08/01/25	512
1,080	5.000%, 08/01/27	1,081
2,075	5.000%, 08/01/28	2,076
	Hawaii State, Department of Transportation, RB, AMT
570	5.250%, 08/01/26	574
	Hawaii State, Harbor System Revenue, Ser A, RB, AMT
200	4.000%, 07/01/35	198

December 31, 2024	3	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund

Schedule of Investments

Face Amount (000)		Value (000)
Hawaii — (continued)
	Hawaii State, Harbor System Revenue, Ser C, RB
$1,280	4.000%, 07/01/32	$1,325
1,000	4.000%, 07/01/37	1,015
790	4.000%, 07/01/38	800
2,160	4.000%, 07/01/39	2,175
3,405	4.000%, 07/01/40	3,420
	Hawaii State, Highway Revenue, RB
50	5.000%, 01/01/35	55
1,265	5.000%, 01/01/37	1,382
55	5.000%, 01/01/38	60
380	5.000%, 01/01/40	410
1,265	5.000%, 01/01/41	1,358
	Hawaii State, Highway Revenue, Ser A, RB
610	5.000%, 01/01/30	655
1,045	5.000%, 01/01/33	1,046
460	5.000%, 01/01/36	490
720	4.000%, 01/01/32	725
1,250	4.000%, 01/01/34	1,256
1,500	4.000%, 01/01/35	1,505
330	4.000%, 01/01/36	331
	Hawaii State, Housing Finance & Development, RB
2,500	3.300%, 12/01/29(A)	2,479
	Hawaii State, Housing Finance & Development, Ser A, RB, FHLMC Insured
60	3.300%, 01/01/26	60
	Hawaii State, Housing Finance & Development, Ser A, RB
3,000	4.950%, 04/01/29	3,068
1,550	4.750%, 10/01/27	1,571
4,525	4.000%, 09/01/33	4,526
4,035	3.750%, 01/01/31	4,035
	Hawaii State, Ser ET, GO
40	5.000%, 10/01/25, Pre-Refunded @ 100(B)	41
	Hawaii State, Ser FB, GO
50	4.000%, 04/01/29	51
	Hawaii State, Ser FG, GO
375	5.000%, 10/01/31	387
	Hawaii State, Ser FH, GO
270	4.000%, 10/01/31	273

Bishop Street Funds	4

Schedule of Investments

Face Amount (000)		Value (000)
Hawaii — (continued)
	Hawaii State, Ser FK, GO
$525	5.000%, 05/01/34	$545
1,100	4.000%, 05/01/36	1,108
	Hawaii State, Ser FN-REF, GO
1,100	5.000%, 10/01/29	1,157
915	5.000%, 10/01/30	960
	Hawaii State, Ser FT, GO
215	5.000%, 01/01/30	227
1,215	5.000%, 01/01/31	1,283
400	5.000%, 01/01/36	418
	Hawaii State, Ser FW, GO
620	5.000%, 01/01/33	664
2,040	5.000%, 01/01/37	2,167
2,045	5.000%, 01/01/39	2,162
650	4.000%, 01/01/37	658
	Honolulu Hawaii City & County, Board of Water Supply, RB
215	5.000%, 07/01/34	244
140	5.000%, 07/01/36	158
400	5.000%, 07/01/42	436
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB
100	5.000%, 07/01/30	110
400	5.000%, 07/01/34	448
600	5.000%, 07/01/43	657
400	4.000%, 07/01/36	411
1,000	4.000%, 07/01/38	1,016
1,000	4.000%, 07/01/40	1,011
1,000	4.000%, 07/01/44	999
2,075	4.000%, 07/01/46	2,051
	Honolulu Hawaii City & County, GO
265	4.000%, 09/01/33	271
295	4.000%, 09/01/40	297
200	4.000%, 09/01/43	199
1,085	3.250%, 07/01/35	1,060
200	3.250%, 07/01/36	190
785	3.000%, 07/01/33	747
1,330	3.000%, 07/01/34	1,244

December 31, 2024	5	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund

Schedule of Investments

Face Amount (000)		Value (000)
Hawaii — (continued)
	Honolulu Hawaii City & County, RB, HUD SECT 8 Insured
$3,985	5.000%, 06/01/27(A)	$4,070
	Honolulu Hawaii City & County, Ser A, GO
500	5.000%, 07/01/31	559
580	5.000%, 09/01/35	603
1,390	5.000%, 09/01/38	1,460
1,000	5.000%, 07/01/41	1,108
1,100	5.000%, 09/01/42	1,144
1,015	4.000%, 07/01/33	1,061
800	4.000%, 07/01/34	831
1,220	4.000%, 09/01/37	1,224
1,035	4.000%, 07/01/41	1,036
	Honolulu Hawaii City & County, Ser B, GO
85	5.250%, 07/01/45	93
650	5.000%, 07/01/37	720
	Honolulu Hawaii City & County, Ser C, GO
905	5.000%, 08/01/34	973
1,060	5.000%, 07/01/38	1,142
2,400	5.000%, 08/01/44	2,511
620	5.000%, 07/01/45	653
1,000	4.000%, 10/01/32	1,010
2,155	4.000%, 10/01/33	2,173
80	4.000%, 07/01/39	81
1,380	4.000%, 08/01/39	1,389
725	4.000%, 07/01/40	729
170	3.000%, 10/01/28	168
	Honolulu Hawaii City & County, Ser F, GO
625	5.000%, 07/01/33	686
	Honolulu Hawaii City & County, Wastewater System Revenue, RB
1,000	5.000%, 07/01/32	1,080
175	5.000%, 07/01/33	188
610	5.000%, 07/01/34	694
1,015	5.000%, 07/01/39	1,144
500	5.000%, 07/01/49	541
350	4.000%, 07/01/39	356

Bishop Street Funds	6

Schedule of Investments

Face Amount (000)		Value (000)
Hawaii — (continued)
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser A, RB
$500	5.000%, 07/01/34	$560
300	5.000%, 07/01/37	313
90	5.000%, 07/01/47	96
2,750	5.000%, 07/01/49	2,860
2,015	4.000%, 07/01/37	2,040
3,000	4.000%, 07/01/38	3,025
2,695	4.000%, 07/01/39	2,712
1,000	4.000%, 07/01/44	985
2,990	4.000%, 07/01/49	2,877
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser B, RB
240	5.000%, 07/01/35	246
115	4.000%, 07/01/32	116
	Kauai County, Community Facilities District, RB
1,300	5.000%, 05/15/49	1,258
1,000	5.000%, 05/15/51	984
	Kauai County, GO
175	5.000%, 08/01/26	181
175	5.000%, 08/01/27	184
140	5.000%, 08/01/28	147
240	5.000%, 08/01/30	263
1,000	5.000%, 08/01/31	1,116
1,500	5.000%, 08/01/32	1,694
1,250	5.000%, 08/01/33	1,426
390	5.000%, 08/01/37	405
260	4.000%, 08/01/32	264
135	4.000%, 08/01/33	137
10	3.000%, 08/01/38	9
	Kauai County, Ser A, GO
15	5.000%, 08/01/25	15
	Maui County, GO
500	5.000%, 03/01/29	540
245	5.000%, 09/01/29	262
165	5.000%, 03/01/30	181
1,905	5.000%, 03/01/34	2,114
65	5.000%, 03/01/35	70

December 31, 2024	7	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund

Schedule of Investments

Face Amount (000)		Value (000)
Hawaii — (continued)
$60	5.000%, 03/01/36	$65
400	5.000%, 03/01/38	438
20	5.000%, 03/01/42	22
500	4.000%, 03/01/36	513
685	4.000%, 03/01/37	698
65	3.125%, 06/01/31	63
500	3.000%, 06/01/27	496
400	3.000%, 03/01/31	389
150	3.000%, 09/01/33	145
	Maui County, RB
1,020	3.250%, 09/01/36	973
	University of Hawaii, RB
500	5.000%, 10/01/31	515
	University of Hawaii, Ser B, RB
1,100	5.000%, 10/01/34	1,113
1,030	3.000%, 10/01/28	1,016
	University of Hawaii, Ser D, RB
700	4.000%, 10/01/32	728
325	4.000%, 10/01/33	337
100	3.000%, 10/01/30	97
750	3.000%, 10/01/36	690
	University of Hawaii, Ser E, RB
1,450	5.000%, 10/01/32	1,492
	University of Hawaii, Ser F, RB
600	5.000%, 10/01/33	628
2,425	5.000%, 10/01/35	2,533

		184,325

Oklahoma — 0.0%
	Oklahoma State, Development Finance Authority, RB
19	5.000%, 06/01/44	19

Bishop Street Funds	8

Schedule of Investments

Face Amount (000)		Value (000)
Wisconsin — 0.1%
	Public Finance Authority, Ser A, RB
$250	5.000%, 07/01/28(C)	$258

TOTAL MUNICIPAL BONDS (Cost $191,461)		184,602

Shares
	CASH EQUIVALENT — 2.8%
	First American Treasury Obligations Fund, Cl X, 4.400% (D)
5,321,877	(Cost $5,322)	5,322

TOTAL INVESTMENTS (Cost $196,783) —101.1%		$189,924

Percentages are based on Net Assets of $187,839 (000).

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Pre-Refunded Security —The maturity date shown is the pre-refunded date.

(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutions. At December 31, 2024, these securities amounted to $258($ Thousands), representing 0.14% of net assets of the Fund.

(D)	The rate reported is the 7-day effective yield as of December 31, 2024.

AMT—Alternative Minimum Tax

Cl— Class

COP—Certificate of Participation

FHLMC—Federal Home Loan Mortgage Corporation

GO—General Obligation

HUD—U.S. Department of Housing and Urban Development

RB—Revenue Bond

Ser—Series

Cost figures are shown in thousands.

December 31, 2024	9	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund

Schedule of Investments

The following is a summary of the inputs used as of December 31, 2024, in valuing the Fund’s investments carried at value (000):

Hawaii Municipal Bond Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$184,602	$—	$184,602
Cash Equivalent	5,322	—	—	5,322
Total Investments in Securities	$5,322	$184,602	$—	$189,924

Amounts designated as "-" are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Bishop Street Funds	10

Bishop Street Funds

Statement of Assets and Liabilities (000)

December 31, 2024

Hawaii Municipal Bond Fund
Assets:
Investments, at Cost	$196,783
Investments, at Value	$189,924
Dividends and Interest Receivable	3,241
Prepaid Expenses	12
Total Assets	193,177
Liabilities:
Payable for Investment Securities Purchased	4,556
Payable for Fund Shares Redeemed	418
Income Distribution Payable	147
Shareholder Servicing Fees Payable	75
Investment Advisory Fees Payable (Note 3)	35
Distribution Fees Payable, Class A	23
Administrative Fees Payable	8
Chief Compliance Officer Fees Payable	5
Trustees Fees Payable	1
Other Accrued Expenses Payable	70
Total Liabilities	5,338
Commitments and Contingencies †
Net Assets	$187,839
Paid-in Capital	$208,811
Total Accumulated Losses	(20,972)
Net Assets	$187,839
Class I Shares:
Net Assets	$74,797
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	7,582
Net Asset Value, Offering and Redemption Price
Per Share — Class I (Net Assets / Shares Outstanding)	$9.87
Class A Shares:
Net Assets	$113,042
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	11,457
Net Asset Value, Offering and Redemption Price
Per Share — Class A (Net Assets / Shares Outstanding)	$9.87
Maximum Offering Price Per Shares — Class A ($9.87/ 97.00%)	$10.18
†	See Note 3 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

December 31, 2024	11	www.bishopstreetfunds.com

Bishop Street Funds

Statement of Operations (000)

For the year ended December 31, 2024

Hawaii Municipal Bond Fund
Investment Income:
Interest Income	$6,001
Total Investment Income	6,001
Expenses:
Investment Advisory Fees	732
Shareholder Servicing Fees	453
Administrative Fees	415
Distribution Fees, Class A	305
Chief Compliance Officer Fees	10
Transfer Agent Fees	166
Legal Fees	42
Audit Fees	42
Trustees' Fees	37
Printing Fees	26
Pricing Fees	24
Registration Fees	22
Custody Fees	9
Miscellaneous Expenses	22
Total Expenses	2,305
Less Waivers:
Shareholder Servicing Fees	(314)
Administrative Fees	(272)
Investment Advisory Fees	(264)
Total Waivers	(850)
Total Net Expenses	1,455
Net Investment Income	4,546
Net Realized Loss	(2,070)
Net Change in Unrealized Appreciation	184
Net Realized and Unrealized Loss	(1,886)
Increase in Net Assets Resulting from Operations	$2,660

The accompanying notes are an integral part of the financial statements.

Bishop Street Funds	12

Bishop Street Funds

Statements of Changes in Net Assets (000)

For the years ended December 31,

	Hawaii Municipal Bond Fund
	2024	2023
Investment Activities from Operations:
Net Investment Income	$4,546	$2,341
Net Realized Loss	(2,070)	(3,365)
Net Change in Unrealized Appreciation	184	5,196
Increase in Net Assets Resulting from Operations	2,660	4,172
Distributions:
Class I Shares	(2,021)	(1,934)
Class A Shares	(2,535)	(376)
Total Distributions	(4,556)	(2,310)
Capital Share Transactions:
Class I Shares:
Proceeds from Shares Issued	4,240	5,847
Reinvestments of Cash Distributions	570	320
Cost of Shares Redeemed	(24,682)	(16,778)
Total Class I Capital Share Transactions	(19,872)	(10,611)
Class A Shares:
Proceeds from Shares Issued	291	151
Reinvestments of Cash Distributions	1,910	271
Cost of Shares Redeemed	(21,871)	(3,786)
Merger (Note 12)	—	123,227
Total Class A Capital Share Transactions	(19,670)	119,863
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(39,542)	109,252
Total Increase (Decrease) in Net Assets	(41,438)	111,114
Net Assets:
Beginning of Year	229,277	118,163
End of Year	$187,839	$229,277
Share Transactions:
Class I Shares:
Shares Issued	428	591
Shares Issued in Lieu of Cash Distributions	58	32
Shares Redeemed	(2,491)	(1,708)
Total Class I Transactions	(2,005)	(1,085)
Class A Shares:
Shares Issued	29	15
Shares Issued in Lieu of Cash Distributions	193	27
Shares Redeemed	(2,211)	(382)
Shares Contributed in Merger (Note 12)	—	12,524
Total Class A Transactions	(1,989)	12,184
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(3,994)	11,099

The accompanying notes are an integral part of the financial statements.

December 31, 2024	13	www.bishopstreetfunds.com

Bishop Street Funds

Financial Highlights

For a share outstanding throughout the years ended December 31,

		Investment Activities			Dividends and Distributions

	Net Asset Value, Beginning of Year	Net Investment Income(1)	Net Realized and Unrealized Gain(Loss) on Investments	Total Investment Activities from Operations	Net Investment Income	Capital Gains

HAWAII MUNICIPAL BOND FUND
Class I Shares:
2024	$9.95	$0.23	$(0.08)	$0.15	$(0.23)	$—
2023	9.90	0.19	0.05	0.24	(0.19)	—
2022	10.78	0.16	(0.88)	(0.72)	(0.16)	—
2021	10.90	0.16	(0.10)	0.06	(0.16)	(0.02)
2020	10.73	0.20	0.21	0.41	(0.20)	(0.04)
Class A Shares:
2024	$9.96	$0.19	$(0.07)	$0.12	$(0.21)	$—
2023	9.90	0.16	0.06	0.22	(0.16)	—
2022	10.77	0.13	(0.87)	(0.74)	(0.13)	—
2021	10.90	0.14	(0.11)	0.03	(0.14)	(0.02)
2020	10.74	0.17	0.20	0.37	(0.17)	(0.04)

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

(1)	Per share data calculated using average shares method.

(2)	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as "-" are either $0 or have been rounded to $0.

Bishop Street Funds	14

Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investments Income to Average Net Assets	Portfolio Turnover Rate(2)

$(0.23)	$9.87	1.53%	$74,797	0.55%	0.96%	2.31%	15%
(0.19)	9.95	2.46	95,422	0.55	1.08	1.96	23
(0.16)	9.90	(6.68)	105,663	0.55	1.04	1.59	15
(0.18)	10.78	0.62	118,341	0.55	1.03	1.49	14
(0.24)	10.90	3.85	108,718	0.55	1.04	1.85	31

$(0.21)	$9.87	1.18%	$113,042	0.80%	1.21%	2.06%	15%
(0.16)	9.96	2.30	133,855	0.80	1.33	1.75	23
(0.13)	9.90	(6.83)	12,500	0.80	1.29	1.33	15
(0.16)	10.77	0.27	16,955	0.80	1.28	1.25	14
(0.21)	10.90	3.50	16,726	0.80	1.29	1.60	31

The accompanying notes are an integral part of the financial statements.

15	www.bishopstreetfunds.com

Bishop Street Funds

Notes to Financial Statements

December 31, 2024

The amounts included in the Notes to Financial Statements are in thousands unless otherwise noted.

1.	ORGANIZATION

The Bishop Street Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Bishop Street Funds consists of the Hawaii Municipal Bond Fund (the “Fund”). The Fund is non-diversified. Class A Shares of the Fund are subject to a sales load as disclosed in the prospectus. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies and strategies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation

The Fund’s investments in equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)) including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Investment companies are valued at Net Asset Value.

Such values generally reflect the last reported sales price in the most advantageous market, if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Such methodologies typically include matrix systems which reflect such factors as security prices, yields, maturities and ratings. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. Prices for most securities held in the Fund is provided daily by recognized independent pricing agents.

Bishop Street Funds	16

If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by Bishop Street Capital Management (the "Adviser") and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

●	Level 3 — Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

December 31, 2024	17	www.bishopstreetfunds.com

Bishop Street Funds

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes

It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Sub-chapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Security Transactions and Investment Income

Security transactions are accounted for on trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Interest income is recorded on the accrual basis from settlement date and dividend income is recorded on ex-dividend date.

Discounts and premiums are accreted or amortized using the effective interest method over the life of each security and are recorded as interest income. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Classes

Class-specific expenses are borne by the applicable class of shares. Income, realized and unrealized gains/losses and non-class-specific expenses are allocated to the respective class on the basis of relative daily net assets. Distribution fees are the only class-specific expense.

Expenses

Expenses that are directly related to the Fund are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Fund on the basis of relative net assets.

Bishop Street Funds	18

Dividends and Distributions to Shareholders

Dividends from net investment income are declared daily and paid on a monthly basis for the Fund. Any net realized capital gains will be distributed at least annually for the Fund. Distributions to shareholders are recorded on the ex-dividend date.

Front-End Sales Commission

Front-end sales commissions (the “sales charges”) are not recorded as expenses of the Fund. Sales charges are deducted from proceeds from the sales of Fund shares prior to investment in Class A Shares.

Cash Overdraft Charges

U.S. Bank, N.A. serves as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. If the Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of the Prime Rate plus 4.00%. Cash overdraft charges are included in miscellaneous expenses on the Statement of Operations. For the year ended December 31, 2024, there were no cash overdraft charges.

3. INVESTMENT ADVISORY AGREEMENT

Investment advisory services are provided to the Fund by the Adviser, a registered adviser and wholly owned subsidiary of First Hawaiian Bank. First Hawaiian Bank is a wholly owned subsidiary of First Hawaiian Inc. The Adviser is entitled to receive an annual fee of 0.35% of the average daily net assets of the Fund. The Adviser has contractually agreed, through April 30, 2025, to waive a portion of its advisory fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, excluded expenses) to the extent necessary to keep operating expenses at or below certain percentages of the respective average daily net assets.

The contractual expense limitations are as follows:
Hawaii Municipal Bond Fund, Class I Shares	0.55%
Hawaii Municipal Bond Fund, Class A Shares	0.80%

If at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and contractual expense limitations to recapture all or a portion of its prior expense reductions or reimbursements made during the preceding three year period during which this agreement was in place. During the year ended December 31, 2024, the Adviser did not recapture any previously waived fees.

As of December 31, 2024, fees which were previously waived by the Investment Manager which may be subject to possible future recapture to the Adviser were as follows:

December 31, 2024	19	www.bishopstreetfunds.com

Bishop Street Funds

Hawaii Municipal Bond Fund	Expires
$263	12/31/2025
302	12/31/2026
264	12/31/2027

4.	ADMINISTRATIVE, CUSTODIAN, TRANSFER AGENT, DISTRIBUTION AND SHAREHOLDER SERVICES

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee which will vary depending on the number of share classes and the average daily net assets of the Fund. The Administrator has voluntarily agreed to waive a portion of its fee equal to 0.13% of the Fund's average daily net assets. These fee waivers are voluntary and may be discontinued at any time. For the year ended December 31, 2024, the Fund was charged $415 for these services. For the year ended December 31, 2024, the Administrator waived $272 for these services to the Fund. These fees and waivers are labeled as “Administrative Fees/Waivers” on the Statement of Operations.

The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. These fees are labeled on the Statement of Operations as “Custody Fees.”

SS&C Global Investor Distribution Solutions, Inc. (“SS&C”) acts as the Transfer Agent of the Fund. As such, SS&C provides transfer agency, dividend disbursing and shareholder services to the Fund. These fees are disclosed on the Statement of Operations as “Transfer Agent Fees.”

SEI Investments Distribution Co. (“SIDCO”), the “Distributer” a wholly owned subsidiary of SEI Investments Company, acts as the Trust’s Distributor pursuant to the distribution agreement. The Fund has adopted a Distribution Plan (the “Plan”) on behalf of Class A Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that Class A Shares will bear the cost of their distribution expenses. SIDCO, as compensation for its services under the Plan, receives a distribution fee, computed daily and payable monthly, of 0.25% of the average daily net assets attributable to the Fund’s Class A Shares. This fee is disclosed as “Distribution Fees, Class A” on the Statement of Operations.

The Trust has adopted and entered into a shareholder service plan and agreement with SIDCO. The Fund pays to SIDCO a shareholder servicing fee not to exceed an annual rate of 0.25% of the average daily net asset value of all shares of the fund, which is computed daily and paid monthly. Under the shareholder service plan, SIDCO may perform, or may compensate other service providers for performing various shareholder and administrative services. SIDCO may also retain as profit any difference between the fee it receives and amount it pays to third parties. For the year, SIDCO paid the entire amount of fees received under the shareholder service plan to First Hawaiian Bank, the Parent Company of Bishop Street Capital Management, for shareholder services performed by First Hawaiian Bank on behalf of SIDCO for the benefit of certain shareholders to the Fund. SIDCO has voluntarily agreed to waive a portion its fee equal 0.15% of average daily net asset value. These fees and waivers are represented as “Shareholder Servicing Fees/Waivers” on the Statement of Operations.

Bishop Street Funds	20

5.	TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SIDCO. Such officers are paid no fees by the Trust other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisers and service providers as required by SEC regulations. The CCO’s services and expenses have been approved by and are reviewed by the Board. These fees are disclosed on the Statement of Operations as “Chief Compliance Officer Fees.”

6.	INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities, other than short-term investments, for the year ended December 31, 2024 are presented below for the Fund.

Hawaii Municipal Bond Fund
Purchases
Other	$31,534
Sales and Maturities
Other	$62,009

For the year ended December 31, 2024, there were no purchases or sales of long-term U.S. Government securities.

7.	FEDERAL TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP.

The tax character of dividends and distributions declared during the years ended December 31, 2024 and 2023 were as follows:

	Ordinary Income	Tax Exempt Income	Long Term Capital Gain	Total
Hawaii Municipal Bond Fund
2024	$100	$4,456	$—	$4,556
2023	80	2,230	—	2,310

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Bishop Street Funds

As of December 31, 2024, the components of Accumulated Losses on a tax basis were as follows:

Hawaii Municipal Bond Fund
Undistributed Tax-Exempt Income	156
Capital Loss Carryforwards	(14,123)
Unrealized Depreciation	(6,853)
Other Temporary Differences	(152)
Total Accumulated Losses	$(20,972)

For Federal income tax purposes, capital loss carryforwards may be carried forward indefinitely and applied against all future gains. As of December 31, 2024, the Fund had $2,706 and $11,417 in short-term and long-term capital loss carryforwards, respectively. The utilization of capital losses to offset future realized gain will likely be subject to an annual limitation.

For Federal income tax purposes, the cost of securities owned at December 31, 2024 is different from amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at December 31, 2024, were as follows:

Hawaii Municipal Bond Fund
Federal Tax Cost	$196,777
Gross Unrealized Appreciation	282
Gross Unrealized Depreciation	(7,135)
Net Unrealized Depreciation	$(6,853)

8.	RISKS

The Fund invests primarily in debt instruments in the state of Hawaii. The issuers’ ability to meet their obligations may be affected by economic developments in that state. In addition, the Fund’s investments in debt securities are subject to “credit risk,” which is the risk that an issuer will be unable, or will be perceived to be unable, to repay its obligations at maturity and “interest rate risk” which is the potential for fluctuations in bond prices due to changing interest rates. Funds that invest primarily in high quality debt securities generally are subject to less credit risk than funds that invest in lower quality debt securities.

Certain debt securities are backed by credit enhancements from various financial institutions and financial guarantee assurance agencies. These credit enhancements reinforce the credit quality of the individual securities; however, if any of the financial institutions or financial guarantee assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if the Fund concentrates its credit enhancements in any one financial institution, the risk of credit quality deterioration increases. The following tables provide detail on the approximate percentage of the Fund’s investments in securities with these types of enhancements, as well as the name of the entity providing the largest proportion of enhancements in the Fund.

Bishop Street Funds	22

% or investments in securities with credit enhancements or liquidity enhancements	2.14%
Largest % of investments in securities with credit enhancements or liquidity enhancements from a single institution	2.14%
(Public School Fund Guarantee)

The value of asset-backed securities may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. The Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to the general prevailing interest rates at that time.

The market value of the Fund’s investments in fixed income securities may change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

9.	INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10.	LINE OF CREDIT

Through December 31, 2024, the Fund, had entered into an agreement which enabled it to participate in a $5 million unsecured committed revolving line of credit on a first come, first served basis, with U.S. Bank, N.A. The proceeds from the borrowings are permitted to be used to finance the Fund’s short term general working capital requirements, including the funding of shareholder redemptions.

For the year ended December 31, 2024 the Fund did not have borrowings under the line of credit.

December 31, 2024	23	www.bishopstreetfunds.com

Bishop Street Funds

11.	CONCENTRATION OF SHAREHOLDERS

At December 31, 2024, the percentage of total shares outstanding held by shareholders owning 10% or greater of total shares outstanding of the Fund, which comprised omnibus accounts that were held on behalf of several individual shareholders, was as follows:

	Number of Shareholders	% of Outstanding Shares
Hawaii Municipal Bond Fund, Class I Shares	1	56%
Hawaii Municipal Bond Fund, Class A Shares	–	–

12.	FUND MERGER

At a meeting held on August 22, 2023, the Trust's Board considered a proposal for the reorganization of the Hawaii Municipal Fund, a series of the Lee Financial Mutual Fund, Inc. series trust (the “Merged Fund”), into the Hawaii Municipal Bond Fund, a series of the Trust managed by Bishop Street Capital Management (the “Acquiring Fund”). Following review, the Board approved the reorganization of the Hawaii Municipal Fund managed by Lee Financial Group Hawaii, Inc. (“Lee Financial”) into the Hawaii Municipal Bond Fund managed by Bishop Street Capital Management (the “Reorganization”). The investment objectives of the Merged Fund and the Acquiring Fund were similar. The investment objective of the Merged Fund was to provide a high level of current income exempt from federal and Hawaii state income taxes, consistent with preservation of capital and prudent investment management, while the Acquiring Fund’s investment objective is to provide high current income exempt from federal and Hawaii state income taxes. The principal investment strategies of the Merged Fund and Acquiring Fund shared a number of similarities.

The Board of Trustees of the Lee Financial Mutual Fund, Inc. series trust determined that the Reorganization was in the best interest of the Merged Fund’s shareholders and approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”), which was subsequently approved by the Trust's Board on August 22, 2023. The shareholders of the Merged Fund approved the Reorganization at a special shareholders meeting held on November 28, 2023. The transfer of shareholder assets under the Reorganization was tax-free, meaning that neither the shareholders of the Merged Fund nor the Acquiring Fund realized any gains or losses for federal income tax purposes as a result of the transaction. The Reorganization occurred following the close of business on December 1, 2023, whereby the assets and the stated liabilities of the Merged Fund were transferred to the corresponding Acquiring Fund.

Merged Fund	Shares Outstanding	Acquiring Fund	Shares Converted	Merged Fund Net Asset Value of Converted Shares
Hawaii Municipal Fund	12,496	Bishop Street Hawaii Municipal Bond Fund	12,524	$123,227

Bishop Street Funds	24

The net assets before acquisition were as follows:

Merged Fund	Net Assets	Unrealized Appreciation (Depreciation) on Investments	Acquiring Fund	Net Assets
Hawaii Municipal Fund	$123,227	$(5,379)	Bishop Street Hawaii Municipal Bond Fund	$104,315

The net assets of the Acquiring Fund immediately following the acquisition were $227,542.

Assuming the acquisition had been completed on January 3, 2023, the Acquiring Fund’s pro-forma results of operations for the period ended December 31, 2023, would have been as follows:

Net investment income (a)	$4,836
Net realized and unrealized gain on investments (b)	(1,133)
Net increase in net assets resulting from operations	3,703

(a)	$2,340, as reported in the Statement of Operations, plus $2,496 Net investment income from the Merged Fund pre-merger.
(b)	$1,832, as reported in the Statement of Operations, plus $(2,965) Net realized and unrealized gain (loss) on investments from the Merged Fund pre-merger.

Because the Merged Fund and Acquiring Fund have been managed as an integrated single Fund since the completion date it is not feasible to separate the income/(losses) and gains/(losses) of the Merged Fund that have been included in the Acquiring Fund's Statement of Operations since December 1, 2023.

13.	RECENT ACCOUNTING PRONOUNCEMENT

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Fund’s Adviser acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio manager(s). The financial information in the form of the Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

December 31, 2024	25	www.bishopstreetfunds.com

Bishop Street Funds

14.	SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

Bishop Street Funds	26

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Bishop Street Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Bishop Street Funds and Shareholders of Hawaii Municipal Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Hawaii Municipal Bond Fund (constituting Bishop Street Funds, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 24, 2025

We have served as the auditor of one or more investment companies in Bishop Street Capital Management since 1998.

Bishop Street Funds	28

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Bishop Street Funds

Notice to Shareholders of Bishop Street Funds

For shareholders that do not have a December 31, 2024 taxable year end, this notice is for informational purposes only. For shareholders with a December 31, 2024 tax year end, please consult your tax adviser as to the pertinence of this notice.

(A)* Long Term Capital Gains Distributions (Tax Basis)	B* Ordinary Income Distributions (Tax Basis)	C* Tax Exempt Interest	(A+B+C) (D) Total Distributions (Tax Basis)
0.00%	2.20%	97.80%	100.00%

*	Items (A), (B) and (C) are based on the percentage of each fund’s total distribution.

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of “Ordinary Income Distributions” (the total of short term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by the law.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government Obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government Obligations is exempt from state income tax. However, for residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

Bishop Street Funds	30

(Unaudited)

For the fiscal year ended December 31, 2024, each fund has designated the following items with regard to distributions paid during the year.

Qualifying for Corporate Dividends Receivable Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends(5)
0.00%	0.00%	0.00%	0.00%	0.00%

(4)	The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(5)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

For California income tax purposes, for the fiscal year ended December 31, 2024, the Hawaii Municipal Bond Fund designated 0.000% of their distributions paid from net investment income as exempt interest dividends under Section 17145 of the California Revenue and Taxation Code.

December 31, 2024	31	www.bishopstreetfunds.com

Bishop Street Funds

Other Information - Form N-CSR Items 8-11 (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements filed under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Bishop Street Funds	32

Investment Adviser

Bishop Street Capital Management

999 Bishop Street, 25th Floor

Honolulu, HI 96813

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA19456

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA19456

Transfer Agent

SS&C GIDS, Inc.

333 W. 11th Street

Kansas City, MO 64105

Custodian

U.S. Bank, N.A.

800 Nicollett Mall

Minneapolis, MN 55402

Legal Counsel

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square

2001 Market Street, Suite 1800

Philadelphia, PA 19103

For more information about Bishop Street Funds, call

1-800-262-9565 or your Investment Specialist

Visit us online at www.bishopstreetfunds.com

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bishop Street Funds

By (Signature and Title)
/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: March 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: March 7, 2025

By (Signature and Title)
/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: March 7, 2025